Intangible Assets, Net	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of June 30, 2021 and 2020:

	2021	2020
Software	$18,485	$16,868
Senior care service App	46,439	42,376
Less: accumulated amortization	(28,893)	(16,203)
Intangible assets, net	$36,031	$43,041

As of June 30, 2021 and 2020, there were no any pledged intangible assets to secure bank loans. The Company recorded amortization expense of $10,888, $9,523 and $1,535 during the fiscal years ended June 30, 2021, 2020 and 2019, respectively. For the years ended June 30, 2021, 2020 and 2019, the Company recorded no impairment losses for intangible assets. For the years ended June 30, 2021, 2020 and 2019, the Company recorded no disposal of intangible assets.

Estimated future amortization expense is as follows as of June 30, 2021:

Years ending March 31,	Amortization expense

2022	$10,888
2023	10,888
2024	10,888
2025	3,367
2026	-
Thereafter	-
$36,031